Financial Instruments - Currency Risk on Translation of Self-Sustaining Foreign Subsidiaries (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments
Reasonable possible change in risk variable percent	10.00%	10.00%
Currency risk | United States of America, Dollars
Disclosure of nature and extent of risks arising from financial instruments
Possible change in discount rate impact on equity, before hedges	$ 75	$ 107
Possible change in discount rate impact on equity, hedges	75	73
Possible change in discount rate impact on equity, net hedge impact	0	34
Currency risk | Euro Member Countries, Euro
Disclosure of nature and extent of risks arising from financial instruments
Possible change in discount rate impact on equity, before hedges	16	13
Possible change in discount rate impact on equity, hedges	14	13
Possible change in discount rate impact on equity, net hedge impact	$ 2	$ 0